Consolidated Statements of Equity (Unaudited) (Parenthetical) - $ / shares	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Statement Of Stockholders Equity [Abstract]
Dividends declared per common share	$ 0.6675	$ 0.6675	$ 1.335	$ 1.335